CONSOLIDATED STATEMENT OF FINANCIAL POSITION - TRY (₺) ₺ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets
Property, plant and equipment	₺ 157,349,726	₺ 136,947,073
Right-of-use assets	22,960,789	13,316,818
Intangible assets	104,979,905	107,164,641
Investment properties	222,623	245,206
Trade receivables	257,003	429,371
Receivables from financial services	283,932	480,570
Contract assets	258,174	215,978
Financial assets at fair value through other comprehensive income	29,152,733	15,513,584
Financial assets at fair value through profit or loss	8,620,841	7,803,449
Deferred tax assets	8,080,833	3,321,888
Investments in equity accounted investees	3,567,677	6,929,473
Other non-current assets	8,209,949	9,447,383
Total non-current assets	343,944,185	301,815,434
Inventories	897,953	883,014
Trade receivables	23,545,458	21,549,127
Due from related parties	367,539	322,688
Receivables from financial services	8,814,916	9,348,782
Due from receivables from financial services	14,661
Contract assets	6,321,129	6,806,987
Derivative financial instruments	1,779,279	2,674,277
Financial assets at amortized cost	2,148,886	1,395,180
Financial assets at fair value through other comprehensive income	9,524,555	2,933,859
Financial assets at fair value through profit or loss	2,485,526	4,677,683
Cash and cash equivalents	91,828,282	90,229,753
Other current assets	8,900,463	7,993,588
Total current assets	156,628,647	148,814,938
Total assets	500,572,832	450,630,372
Equity
Share capital	61,106,064	61,106,064
Share premium	54,892	54,892
Treasury shares	(1,907,263)	(1,738,450)
Reserves	8,515,633	2,892,888
Remeasurements of defined benefit plan	(3,219,875)	(4,042,613)
Retained earnings	194,783,618	186,452,065
Total equity attributable to equity holders of Turkcell Iletisim Hizmetleri AS ("the Company")	259,333,069	244,724,846
Total equity	259,333,069	244,724,846
Liabilities
Borrowings	122,732,860	68,633,607
Trade and other payables	424,506	220,971
Due to related parties	94,405	331
Employee benefit obligations	2,890,693	3,968,757
Provisions	2,822,076	2,511,529
Deferred tax liabilities	15,806,844	6,871,513
Contract liabilities	2,524,641	2,817,919
Other non-current liabilities	1,953,334	1,986,165
Total non-current liabilities	149,249,359	87,010,792
Borrowings	35,916,266	67,939,788
Current tax liabilities	1,108,722	1,466,919
Trade and other payables	42,996,243	38,838,913
Due to related parties	1,426,111	1,256,430
Deferred revenue	1,133,040	664,358
Provisions	5,855,440	6,086,962
Contract liabilities	2,021,937	1,992,836
Derivative financial instruments	1,532,645	648,528
Total current liabilities	91,990,404	118,894,734
Total liabilities	241,239,763	205,905,526
Total equity and liabilities	₺ 500,572,832	₺ 450,630,372